Leases - Schedule of Future Minimum Lease Payments under Non-Cancellable Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 526	$ 721
2026	544	534
2027	431	421
2028	366	357
2029	15	13
Total future lease payments	1,882	2,046
Less: Imputed interest	(290)	(302)
Present value of net future minimum lease payments	1,592	1,744
Less: Operating lease liabilities, current	(542)	(578)	$ (569)
Total operating lease liabilities, non-current	$ 1,050	$ 1,166	$ 1,791